Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock Class B
Class of Stock [Line Items]
Shares under options	140,617	76,218
Weighted-average exercise price	$ 3.00	$ 35.50
Weighted average remaining contractual term	5 years 2 months 23 days	6 years 1 month 6 days	5 years 3 months 10 days
Aggregate intrinsic value	$ 887,345	$ 2,468,898
Shares under options, Of which vested	138,877	73,885
Weighted-average exercise price, Of which vested	$ 3.00	$ 34.50
Weighted average remaining contractual term, Of which vested	5 years 2 months 23 days	6 years 1 month 9 days	5 years 3 months
Aggregate intrinsic value, Of which vested	$ 878,378	$ 2,455,994
Non-vested options	1,740	2,333
Granted	18,418	81,095
Weighted-average exercise price, Granted	$ 2.85	$ 2.50
Exercised or converted	(10,086)	(6,256)
Weighted-average exercise price, Exercised or converted	$ 2.50	$ 2.50
Aggregate intrinsic value, Exercised or converted	$ 7,867	$ 39,661
Expired	(230)	(10,440)
Weighted-average exercise price, Expired		$ 218.00
Forfeited or cancelled	(680)
Weighted-average exercise price, Forfeited or cancelled	$ 2.50
Shares under options	148,039	140,617	76,218
Weighted-average exercise price	$ 3.11	$ 3.00	$ 35.50
Aggregate intrinsic value	$ 111,306	$ 887,345	$ 2,468,898
Shares under options, Of which vested	147,771	138,877	73,885
Weighted-average exercise price, Of which vested	$ 3.11	$ 3.00	$ 34.50
Aggregate intrinsic value, Of which vested	$ 111,104	$ 878,378	$ 2,455,994
Non-vested options	268	1,740	2,333
Common Stock Class A
Class of Stock [Line Items]
Shares under options	392,720	392,720
Weighted-average exercise price	$ 0.25	$ 0.25
Weighted average remaining contractual term	4 years 10 months 24 days	5 years 10 months 24 days	6 years 10 months 24 days
Aggregate intrinsic value	$ 248,950	$ 1,520,393
Shares under options, Of which vested	392,720
Weighted-average exercise price, Of which vested	$ 0.25
Weighted average remaining contractual term, Of which vested	4 years 10 months 24 days	5 years 10 months 24 days
Aggregate intrinsic value, Of which vested	$ 23,339	$ 248,950
Shares under options	392,720	392,720	392,720
Weighted-average exercise price	$ 0.25	$ 0.25	$ 0.25
Aggregate intrinsic value	$ 23,339	$ 248,950	$ 1,520,393
Shares under options, Of which vested	392,720	392,720
Weighted-average exercise price, Of which vested	$ 0.25	$ 0.25
Aggregate intrinsic value, Of which vested		$ 23,339	$ 248,950